Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001541401
Registrant Name	Empire State Realty Trust, Inc.
Registration File Number	333-297826
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES